ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE
Accounts receivable		66,155	55,948
Less: Allowance for doubtful accounts		(3,347)	(3,260)	(2,022)	(1,965)
Accounts receivable, net	$ 10,375	62,808	52,688